EXHIBITS TO THE SCHEDULE
EXHIBIT A(2)
FORM OF MONTHLY STATEMENT
Series 2007 — 1
HSBC Bank plc
AS SERVICER
RECEIVABLES TRUST
MONTHLY PERIOD ENDING:
31 January 2008
1.	Capitalised terms used in this Report have their respective meanings set forth in the Master Definitions Schedule set out as schedule 6 to a receivables trust deed and servicing agreement dated on or about 23 May 2006 (the “RTDSA”) and any supplement thereto for a Series provided, however, that the “preceding Monthly Period” shall mean the Monthly Period immediately preceding the calendar month in which this certificate is delivered. This Report is delivered pursuant to Clause 9.5(b) of the Receivables Trust Deed and Servicing Agreement.

2.	HSBC is Servicer under the Receivables Trust Deed and Servicing Agreement.

3.	The undersigned is an Authorised Officer.

4.	The date of this Report is a date on or before a Transfer Date under the Receivables Trust Deed and Servicing Agreement.

Monthly Period:	Starting	31/12/2007	Ending	31/01/2008

Interest Period Date:	Starting	15/01/2008	Ending	15/02/2008

Interest Determination Date:		11/01/2008

*	The Transfer Date, Distribution Date and Payment Date are the same as the Interest Period Ending Date.
INDEX
Section         Contents

1	Receivables Pool Summary Information

2	Series General Information

3	Undivided Interest

4	Segregated Trust

5	Loan Note Issuer

6	Issuer

7	Investor Interest and Debt Amounts

8	Commentary/Payout Events

Note: All amounts are in (pound) sterling unless otherwise stated.

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 February 2008
Section 1

Receivables Pool Summary Information (1)

1 Aggregate amount of Eligible Receivables that are Principal Receivables for Beginning of the Monthly Period	2,581,412,721

2 Aggregate amount of Principal Collections processed	699,106,672

3 Aggregate amount of Finance Charge Collections (including Acquired Interchange)	39,569,214

4 Aggregate amount of Interest received on Trustee Collections Account and Trustee Investment Account	269,035

5 Aggregate amount Investor Default Amount	10,684,754

6 Aggregate amount of Investor Indemnity Amount	0

7 Aggregate amount of outstanding principal balances in the Accounts which were delinquent as of the end of	68,521,957
the day on the last day of the related Monthly Period

8 Aggregate amount of Eligible Receivables that are Principal Receivables for End of Monthly Period	2,526,685,057
          Delinquency Analysis

	Aggregate Account	No. of Accounts	Percentage of
	Principal Balance		Total Receivables in Trust

(a) 30 - 59 days	19,687,301	7,225	0.78%

(b) 60 - 89 days	13,924,502	4,740	0.55%

(c) 90 - 119 days	12,423,077	4,027	0.49%

(d) 120 - 149 days	9,942,321	3,277	0.39%

(e) 150 - or more days	12,544,756	4,129	0.50%

Totals	68,521,957	23,398	2.71%

Delinquency Analysis excludes ‘no in-force plan’ accounts. Accounts with no-inforce plans are dormant accounts i.e. no active retail, balance transfer or cash plan, at the time of reporting.
Receivables Pool Summary Information (2)

	Amount	Percentage
Transferor and Aggregate Investor Interest (at the Beginning of the Monthly Period)	2,581,412,721	100.00%

Transferor Interest	1,397,243,193	54.13%

Aggregate Investor Interest (for analysis — see below)	1,184,169,528	45.87%

2006-1 Investor Interest	536,193,030	20.77%

2006-2 Investor Interest	397,035,469	15.38%

2007-1 Investor Interest	250,941,029	9.72%

Balance on Trustee Investment Account	0
      Portfolio Minimum Balance Parameters

	Threshold	Passed?

Minimum Transferor interest above amount agreed with Rating Agencies for a period	6%	Yes
of 30 consecutive days

Minimum Transferor interest above amount agreed with Rating Agencies for a period	2%	Yes
of 30 consecutive days

Minimum Aggregate Principal Receivables Above Zero	0	Yes

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 February 2008
Section 2

General Information
       Period Type: Revolving
       Loan Note Rate

	GBP Libor	Margin (bps)	Total Rate

Class A	5.68%	6.69	5.75%

Class B	5.68%	19.45	5.87%

Class C	5.68%	44.95	6.13%

      Investor Percentages

	Pre-Addition Date	Post Addition Date
	Series 2007 - 1	Series 2007 - 1
	%	%

Series Floating Percentage	—	9.72%

Class A Floating Percentage	—	88.00%

Class B Floating Percentage	—	5.50%

Class C Floating Percentage	—	6.50%

Series Fixed Percentage	—	9.72%

Class A Floating Percentage	—	88.00%

Class B Floating Percentage	—	5.50%

Class C Floating Percentage	—	6.50%

Aggregate amount of Investor Percentage of the Principal Collections	67,960,674

Aggregate amount of Investor Percentage of the Finance Charge Collections	3,351,373

Aggregate amount of Investor Percentage of the Acquired Interchange	495,180

Aggregate amount of Investor Percentage of Recoveries	174,522

Bank Account Interest allocable to the Series	39,012
      Controlled Accumulation Period (CAP)/Controlled Deposit Amount Series 2007 — 1

	Months	Amount

Original CAP/Controlled Deposit Amount	12	0

Adjustment to CAP/Controlled Deposit Amount	0	0

Revised CAP/Controlled Deposit Amount	12	0

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 February 2008
Section 3

Undivided Interest

    Principal Collections

Series 2007 - 1

The aggregate amount of Principal Collections processed during the related Monthly Period	67,960,674
allocable to Series

Deduct: Utilised Retained Principal Collections Amount notionally allocable to Class C	0

Deduct: Utilised Retained Principal Collections Amount notionally allocable to Class B	0

Deduct: Amount distributed to Series Principal Collections Ledger in the Segregated Trust	0

Deduct: Shared Principal Collections	0

Total = Cash Available for Investment	67,960,674

    Finance Charge Collections (incl. Acquired Interchange)

Series 2007 - 1

The aggregate amount of Finance Charge Collections (to include interest on the Trustee Collections Account and Trustee Investment Account) and Acquired Interchange allocable to the Series during the related Monthly Period	3,885,565

The aggregate amount of Recoveries allocable to the Series during the related Monthly Period	174,522

Total transferred to the Series Collections Account Finance Charge Collections Ledger in relation to Series	4,060,087

    Other

Series 2007 - 1

Investor Default Amount allocable to Series	1,038,673

Investor Indemnity Amount allocable to Series	0

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 February 2008
Section 4(a)

Segregated Trust (1)
Principal Collections

        Principal Collections Ledger

Series 2007 - 1

Total amount transferred from Undivided Interest	0

Deficit relative to Controlled Deposit Amount	0

The total distribution to Principal Funding Account or to Loan Note Issuer Account in respect of:

Class A Monthly Principal Amount	0

Class B Monthly Principal Amount	0

Class C Monthly Principal Amount	0

        Funding Account (Principal Ledger)

Series 2007 - 1

Balance brought forward	0

Transfer this month	0

Transfer to Loan Note Issuer Distribution Account	0

Class A Monthly Principal Amount	0

Class B Monthly Principal Amount	0

Class C Monthly Principal Amount	0

Balance carry forward	0

Deficit relative to Cumulative Controlled Deposit Amount	0

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 February 2008
Section 4(b)

Segregated Trust (2)
Finance Charge Collections (1)

    Series Finance Charge Collection Ledger

Series 2007 - 1

Finance Charge Collections (incl. Acquired Interchange) allocable to Series	3,846,552

Recoveries	174,522

Interest Income on Accounts	39,012

Income from Principal Funding Account up to Class A Covered Amount	0

Retained Principal Collections Amount notionally allocable to Class B	0

Retained Principal Collections Amount notionally allocable to Class C	0

Transfer from Reserve Account	0

Transfer from Spread Account	0

Total Amount of Distribution to be transferred to Finance Funding Account (in revolving and controlled accumulation Period) or to Loan Note Issuer Distribution Account (in Regulated Amortisation Period)

	Series 2007 - 1	Series 2007 - 1
	Paid	Unpaid

Class A Monthly Finance Amount	1,077,846	0

Class A Deficiency Amount	0	0

Class A Additional Finance Amount	0	0

Class A Monthly Distribution Amount	1,077,846	0

Class B Monthly Finance Amount	68,861	0

Class B Deficiency Amount	0	0

Class B Additional Finance Amount	0	0

Class B Monthly Distribution Amount	68,861	0

Class C Monthly Finance Amount	84,914	0

Class C Deficiency Amount	0	0

Class C Additional Finance Amount	0	0

Class C Monthly Distribution Amount	84,914	0

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 February 2008
Section 4(c)

Segregated Trust (3)
Finance Charge Collections (2)

	Series 2007 - 1	Series 2007 - 1
	Paid	Unpaid

Issuer Costs Amount	4,321	0

Issuer Profit Amount	2,124	0

Trustee Payment Amount	8,028	0

The total amount of distribution in respect of Trustee Payment Amount for the related	8,028	0
Monthly Period Including any amount remaining unpaid in respect of prior Monthly Periods

Total amount of distribution in respect of Loan Note Issuer Costs Amount for the Monthly Period including any amount remaining unpaid in respect of prior Monthly Periods	0	0

Total amount of distribution in respect of Loan Note Issuer Profit for the monthly period	425	0

Total amount of distribution in respect of Servicing Fee Payment Amount for the related Monthly Period including any amount remaining unpaid in respect of prior Monthly Periods	167,294	0

Total amount of distribution in respect of Expenses Loan Interest, Scheduled Amount and Prepayment Amount, for the related Monthly Period including any amount remaining unpaid in respect of prior Monthly Periods	1,315	0

Payment to cover Investor Default Amount	1,038,673	0

Payment to cover Reduction in Investor Interest (excluding repayments of principal)	0	0

Transfer to Reserve Account	0	0

Transfer to Spread Account	0	0

Payment in respect of Investor Indemnity Amount	0	0

Payment in relation to Excess Spread	1,606,286	0

      Funding Account (Finance Ledger)

Series 2007 - 1

Balance brought forward	0

Transfer in this month (15th’s Payment)	1,231,621

Transfer to Loan Note Issuer Distribution Account

Class A Finance Distribution Amount	1,077,846

Class B Finance Distribution Amount	68,861

Class C Finance Distribution Amount	84,914

Balance carried forward	0

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 February 2008
Section 4(d)

Segregated Trust (4)
Reserve and Spread Accounts

    Reserve Account

Series 2007 - 1

Required Reserve Account Amount	0

Balance brought forward	0

Transfer in/out this Month	0

Balance carried forward (Available Reserve Account Amount)	0

    Spread Account

Series 2007 - 1

Quarterly Excess Spread Percentage*	8.05%

Required Spread Account Amount	0

Balance brought forward	0

Transfer in/out this Month	0

Balance carried forward (Available Spread Account Amount)	0

*	Calculated on a Simple yield basis
Spread Account Trigger

If Excess Spread Rate:	Required Spread Account %

above 4.5%	0.0%

above 4.0% but equal to or below 4.5%	1.5%

above 3.0% but equal to or below 4.0%	3.5%

above 2.0% but equal to or below 3.0%	4.0%

equal to or below 2.0%	4.5%

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 February 2008
Section 5
Loan Note Issuer Distribution Account
Receipts

Series 2007 - 1

Loan Note Interest	1,323,886
Loan Note Principal	—
Investor Trustee Payment Amount	—
Issuer & Loan Note Issuer Cost Amount	510
Expenses Loan Interest and Scheduled Amount	1,547
Investor Servicing Fee Amount	167,294
Class A Investor Default Amount	871,486
Class A Investor Charge-Off	—
Class B Investor Default Amount	54,468
Class B Investor Charge-Off	—
Class C Investor Default Amount	64,370
Class C Investor Charge-Off	—
Investor Indemnity Payment Amount	—
LN Issuer Return, Issuer Profit Amount	2,384
Expenses Loan Prepayment Amount	—
Excess Finance Charges	2,209,458
Deferred Subscription Price	2,209,458

Payments

Series 2007 - 1

Loan Note Interest	1,323,886
Loan Note Principal	—
3rd Party Expenses	—
Issuer Costs Amount	510
Additional Consideration	3,367,076
Monthly Expenses Loan Amount	1,547
Expenses Loan Prepayment	—
Issuer Profit Amount	1,987
Further Interest	2,209,458

Net Movement

397

Retained Profit (This Period)	397
Retained Profit (Prior Periods)	2,356
Other	—

Account Balance	2,753

Comments:

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 February 2008
Section 6
Issuer Distribution Account
Receipts

Series 2007 - 1

Loan Note Interest	1,323,886
Loan Note Principal	—
Issuer Costs	510
Further Interest	2,209,458
Issuer Profit	1,987
Expenses Loan Repayment	1,547
Expenses Loan Prepayment	—
Swap Interest (USD)	2,064,206
Swap Principal (USD)	—

Payments

Series 2007 - 1

Swap Interest	1,323,886
Swap Principal	—
Note Interest (USD)	2,064,206
Note Principal (USD)	—
3rd Party Expenses	510
Expenses Loan Repayment	1,547
Deferred Subscription Price	2,209,458

Net Movement

1,987

Retained Profit (This Period)	1,987
Retained Profit (Prior Periods)	11,785
Other	—

Account Balance	13,772

Comments:

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 February 2008
Section 7
Investor Interest & Debt Amounts
Summary Series Investor Interest and Adjusted Investor Interest

	Total	Class A	Class B	Class C

Initial Investor Interest	250,941,029	220,828,105	13,801,757	16,311,167
Principal Payments made to Loan Note Issuer	—	—	—	—
Investor Charge-Offs/Reallocations	—	—	—	—

Investor Interest	250,941,029	220,828,105	13,801,757	16,311,167

Series Collection Account — PC Ledger	—	—	—	—
Balance of Principal Funding Account (Principal Ledger)	—	—	—	—

Adjusted Investor Interest	250,941,029	220,828,105	13,801,757	16,311,167

Loan Note Debt Amount

	Total	Class A	Class B	Class C

Related Debt amount brought forward	250,941,029	220,828,105	13,801,757	16,311,167
Principal Payments made to Issuer	—	—	—	—
Related Debt amount caried forward	250,941,029	220,828,105	13,801,757	16,311,167

Turquoise Card Backed Securities plc            Series 2007 — 1 (USD)

	Total	Class A	Class B	Class C

Outstanding Amount brought forward	500,000,000	440,000,000	27,500,000	32,500,000
Principal Payments made	—	—	—	—
Associated Debt amount carried forward	500,000,000	440,000,000	27,500,000	32,500,000
Pool Factor brought forward	100%
Pool Factor carried forward	100%

]

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 February 2008
Section 8
Pay Out Events / Triggers
Portfolio Yield and Expense Rate        Series 2007 — 1

	Rate (Actual)	Rate (Simple)

Portfolio Yield for the Period	18.23%	18.58%
Expense Rate	6.64%	6.75%
Net Charge Off Rate	4.05%	4.13%
Excess Spread Rate	7.53%	7.69%

Quarterly Excess Spread	7.95%	8.05%
Regulated Amortisation Trigger		<0%
Regulated Amortisation		No

Simple yield is annualised over 12 months, Actual yield is annualised on an actual days basis.
Portfolio Minimum Balance Parameters

	Threshold	Passed?

Minimum Transferor interest above amount agreed with Rating Agencies for a period of 30 consecutive days	6%	Yes
Minimum Transferor interest above amount agreed with Rating Agencies for a period of 30 consecutive days	2%	Yes
Minimum Aggregate Principal Receivables Above Zero	0	Yes

     Commentary
To the knowledge of the undersigned, there are no Encumbrances or any Receivables in the Receivables Trust except as described below:
None
We confirm that no Trust Pay Out Event, Investor Pay Out Event or Series Pay Out Event has occurred as at the date hereof.
IN WITNESS WHEREOF, the undersigned has duly executed this certificate this 15th day of February, 2008.
HSBC Bank plc
as Servicer

By:

/s/ Michael C Anderson

Name: Michael C Anderson

Title: Head of Group Asset and Liability Management